BASIS OF PRESENTATION (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
BASIS OF PRESENTATION [Abstract]
Deficit accumulated during the development stage	$ 97,554,274	$ 92,557,542	$ 83,988,850
Number of patents issued	29